Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute 1 2			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-1
CIK # Not Applicable
		HUD	1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$417,214.66	0.19%	0	$0.00	0.00%	0	$0.00	0.00%
Total			1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$417,214.66	0.19%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q22014 filing three (3) assets were reported in Dispute. The assets continue to be in Dispute as the seller and purchaser work towards resolution.
[2]	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.